Accounts payable and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2020
Accounts payable and accrued expenses [Abstract]
Accounts Payable and Accrued Expenses
Accounts payable and accrued expenses consist of the following:

(Dollars in thousands)	2020	2019
Accounts payable	$2,811	$7,913
Accrued interest	719	3,462
Accrued voyage expenses	1,593	8,865
Accrued employee compensation	4,176	2,976
Other*	9,204	782
Total accounts payable and accrued expenses	$18,503	$23,998

*Other includes accrued operating expenses and accrued capital expenditures in 2020 and accrued operating expenses in 2019.